Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	0000832705
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Risk/Return:
Trading Symbol	DSCXX